Document And Entity Information	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	Uwharrie Capital Corp
Entity Central Index Key	0000898171
Entity Emerging Growth Company	false
Entity File Number	000-22062
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	56-1814206
Entity Address, Address Line One	132 North First Street
Entity Address, City or Town	Albemarle
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28001
City Area Code	704
Local Phone Number	983-6181
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE